Derivative Financial Instruments - Statement of Operations and Other Comprehensive Income (Detail) - Foreign currency exchange contract [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Designated as hedging instrument [Member] | Cash flow hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI-effective portion	$ 1,466	$ 0
Designated as hedging instrument [Member] | Cash flow hedges [Member] | Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from OCI into income-effective portion	580	0
Gain (loss) recognized in income-ineffective portion	104	0
Designated as hedging instrument [Member] | Cash flow hedges [Member] | Other expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from OCI into income-effective portion	(32)	0
Not designated as hedging instrument [Member] | Other expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	$ 6,009	$ 0